Document and Entity Information	Jun. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 13, 2026
Entity File Number	001-38223
Entity Registrant Name	RHYTHM PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	46-2159271
Entity Address, State or Province	MA
Entity Address, Address Line One	222 Berkeley Street
Entity Address, Address Line Two	12th Floor
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02116
City Area Code	857
Local Phone Number	264-4280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	RYTM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001649904
Amendment Flag	false